Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STONE RIDGE TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STONE RIDGE TRUST

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

SUPPLEMENT DATED AUGUST 26, 2019

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED

MARCH 1, 2019

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

On August 23, 2019, the Board approved an investment management agreement and expense limitation agreement for U.S. Large Cap VRP Fund (the “Fund”) and changes to the Fund’s name and investment policy.

Effective October 28, 2019, the management fee paid by the Fund will be reduced from 1.25% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets. In addition, through February 28, 2021, the Adviser has contractually agreed to waive its management fee and/or otherwise bear expenses of the Fund in order to limit the Fund’s Class I shares’ total expenses to 0.50% and to limit the Fund’s Class M shares’ total expenses to 0.65% (subject to certain exceptions), as described more fully below. The Fees and Expenses table and Expense Example for the Fund on page S-1 of the Prospectus are replaced in their entirety with the following:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.78%	0.78%

Total Annual Fund Operating Expenses	1.28%	1.43%
(Fee Waiver and/or Expense Reimbursement)/Recoupment(2)	(0.78)%	(0.78)%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	0.50%	0.65%

(1)	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
(2)	Through February 28, 2021, the Adviser (defined below) has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.50% for Class I shares and 0.65% for Class M shares of the average daily net assets attributable to such Class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended) and the consent of the Adviser.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$51	$329	$627	$1,477
Class M Shares	$66	$376	$707	$1,646

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 28, 2019, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund will change its name to Stone Ridge U.S. Hedged Equity Fund.

At the time of the change to the Fund’s name, the Fund’s policy that, under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. large cap securities will be changed to read as follows:

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. equity securities.

There are no other changes to the Fund’s investment strategy and there are no changes to the Fund’s principal investment risks and exposures as a result of the Fund’s name change and investment policy change.

Stone Ridge U.S. Large Cap Variance Risk Premium Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STONE RIDGE TRUST

STONE RIDGE U.S. LARGE CAP VARIANCE RISK PREMIUM FUND

SUPPLEMENT DATED AUGUST 26, 2019

TO

PROSPECTUS

AND

STATEMENT OF ADDITIONAL INFORMATION

DATED

MARCH 1, 2019

Stone Ridge U.S. Large Cap Variance Risk Premium Fund

On August 23, 2019, the Board approved an investment management agreement and expense limitation agreement for U.S. Large Cap VRP Fund (the “Fund”) and changes to the Fund’s name and investment policy.

Effective October 28, 2019, the management fee paid by the Fund will be reduced from 1.25% of the Fund’s average daily net assets to 0.50% of the Fund’s average daily net assets. In addition, through February 28, 2021, the Adviser has contractually agreed to waive its management fee and/or otherwise bear expenses of the Fund in order to limit the Fund’s Class I shares’ total expenses to 0.50% and to limit the Fund’s Class M shares’ total expenses to 0.65% (subject to certain exceptions), as described more fully below. The Fees and Expenses table and Expense Example for the Fund on page S-1 of the Prospectus are replaced in their entirety with the following:

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses	Class I	Class M
(expenses you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	None	0.15%
Other Expenses(1)	0.78%	0.78%

Total Annual Fund Operating Expenses	1.28%	1.43%
(Fee Waiver and/or Expense Reimbursement)/Recoupment(2)	(0.78)%	(0.78)%

Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement)/Recoupment	0.50%	0.65%

(1)	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
(2)	Through February 28, 2021, the Adviser (defined below) has contractually agreed to waive its management fee and/or pay or otherwise bear operating and other expenses of the Fund or a Class thereof (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.50% for Class I shares and 0.65% for Class M shares of the average daily net assets attributable to such Class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a Class that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Class of shares (including offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual waiver/reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the month in which such fee was reduced or such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended) and the consent of the Adviser.

Example. This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same and takes into account the effect of the expense reimbursement (if any) during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$51	$329	$627	$1,477
Class M Shares	$66	$376	$707	$1,646

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective October 28, 2019, the Stone Ridge U.S. Large Cap Variance Risk Premium Fund will change its name to Stone Ridge U.S. Hedged Equity Fund.

At the time of the change to the Fund’s name, the Fund’s policy that, under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. large cap securities will be changed to read as follows:

Under normal market conditions, at least 80% of the value of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be subject to written put and call options on U.S. equity securities.

There are no other changes to the Fund’s investment strategy and there are no changes to the Fund’s principal investment risks and exposures as a result of the Fund’s name change and investment policy change.